Deferred tax - Movements in net deferred tax asset (Details) - GBP (£) £ in Thousands		3 Months Ended		6 Months Ended			12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2018	Dec. 31, 2017		Jun. 30, 2018
Movements in net deferred tax asset
Net deferred tax asset at beginning of period	[1]			£ (34,198)	£ (119,949)		£ (119,949)
Expensed to the income statement		£ 8,633	£ 57,921	9,974	65,334	[1]	63,519	[1]
(Credited)/expensed to other comprehensive income		(1,254)	6,618	(110)	10,593	[1]	21,685	[1]
Reclassification to tax receivable					2,323	[1]	547
Net deferred tax asset at end of period		£ (24,334)	£ (41,699)	£ (24,334)	£ (41,699)	[1]	£ (34,198)	[1]

[1]	Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.